GOODWILL AND INTANGIBLE ASSETS, NET - Summary of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets	$ 4,204	$ 4,210
Total intangible assets, net	43,610	51,547
Internal-use Software [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	59,434	56,106
Finite-Lived Intangible Assets, Accumulated Amortization	(29,383)	(19,331)
Finite-Lived Intangible Assets, Net	30,051	36,775
Proprietary rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	11,926	11,942
Finite-Lived Intangible Assets, Accumulated Amortization	(2,571)	(1,380)
Finite-Lived Intangible Assets, Net	9,355	10,562
Trademarks [Member] | Mocha Clubs [Member]
Goodwill And Intangible Assets [Line Items]
Indefinite-lived Intangible Assets Acquired	4,204	4,210
Finite-Lived Intangible Assets Other Than Gaming Sub concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Net	$ 39,406	$ 47,337